Investments in equity investees - Cai Niao, Feng Chao and Wheat Commune (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015 item	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Investments in equity investees
Unrealized gain from investment in equity investee		$ 108,373	¥ 754,468
Impairment of equity investees		$ 8,048	56,026		¥ 30,000
Cai Niao Smart Logistics Network Limited ("Cai Niao")
Investments in equity investees
Capital contribution in cash			150,485
Unrealized gain from investment in equity investee			¥ 754,468
Wheat Commune Group Inc. ("Wheat Commune)
Investments in equity investees
Number of cities where comprehensive campus service provided | item	100
Impairment of equity investees				¥ 48,526